MERGER AND SELF-MANAGEMENT TRANSACTION - Net Carrying Amount of Goodwill (FY) (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Goodwill, net	$ 17,320,857	$ 17,320,857	$ 50,588,000